Concentration of Risks (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General and Administrative Expense [Member]
Concentration of Risks [Line Items]
Loss of cryptocurrencies (in Dollars)			$ 2.3
Customer Concentration Risk [Member] | Suppliers [Member] | Purchases [Member]
Concentration of Risks [Line Items]
Concentration of credit risk, percentage	10.00%	10.00%	10.00%
Accounts Payable [Member] | Suppliers [Member] | Purchases [Member]
Concentration of Risks [Line Items]
Concentration of credit risk, percentage	10.00%	10.00%	10.00%